CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net loss	$ (4,101,414)	$ (10,656,390)
Items not involving cash
Depreciation	2,485,561	1,176,456
Gain on changes in fair value of biological assets	(977,352)	(1,371,884)
Fair value changes in financial assets	103,118	124,645
Share-based payments	8,443,739	4,035,708
Share of income from joint venture	(20,301,051)	(380,638)
Interest expense	203,099	0
Deferred income tax recovery	0	(317,497)
Loss on settlement of deferred payment	864,229	0
Changes in non-cash operating working capital
Accounts receivable	(1,596,399)	(491,132)
Due from related parties	1,078,528	(861,753)
Prepaid expenses	93,424	(459,554)
Inventory and biological assets	(11,921,382)	(758,509)
Accounts payable and accrued liabilities	(376,196)	658,279
Due to related parties	7,685,933	(104,763)
Net cash flows used in operating activities	(18,316,163)	(9,407,032)
Investing activities
Investment in joint venture (Note 10)	(8,480,000)	(4,000,000)
Acquisition of asset (Note 4)	(725,799)	(22,634,061)
Deposits on equipment	347,936	(2,000,000)
Purchase of plant and equipment	(12,544,352)	(5,593,281)
Purchase of intangible assets	(912,229)	(5,183)
Net cash flows used in investing activities	(22,314,444)	(34,232,525)
Financing activities
Payment of lease liabilities	(163,969)	0
Proceeds from financing	14,749,636	49,800,000
Share issuance costs	(776,726)	(272,942)
Repayment of long term debt	(2,503,064)	(22,888)
Repayment of deferred payment	(5,000,000)	0
Stock option exercises	1,073,272	431,727
Interest paid	(175,905)	0
Warrant exercises	0	21,856,623
Net cash flows generated from financing activities	7,203,244	71,792,520
(Decrease)/increase in cash and cash equivalents	(33,427,363)	28,152,963
Cash and cash equivalents, beginning of year	36,042,090	44,523,145
Cash and cash equivalents, end of year	2,614,727	72,676,108
Supplemental Information (Abstract)
Fair value of shares issued to settle portion of deferred payment (Note 4)	$ 8,199,371	$ 0